Trade Payables - Schedule of Trade Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade Payables [Abstract]
Open debts	$ 7,969	$ 9,101
Checks payable	231	766
Total trade payables	$ 8,200	$ 9,867